Related Party and Other Transactions (Details) - USD ($)									1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 19, 2015	Dec. 03, 2013	Sep. 30, 2013	Feb. 18, 2013	Dec. 03, 2011	Dec. 01, 2009	Dec. 01, 2007	Oct. 25, 2007	Jan. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Related party transactions
Contingent consideration expense											$ (3,025,000)	$ 6,302,000
Maximum | Modified merger agreement
Related party transactions
Term under the original merger agreement for which overall payment has been fixed and reduced				10 years
Minimum | Modified merger agreement
Related party transactions
Term under the original merger agreement for which overall payment has been fixed and reduced				6 years
Joe Dahan
Related party transactions
Contingent consideration expense												311,000	$ 1,862,000
Initial term of employment								5 years
Period for automatic renewal of the term of the employment								1 year
Annual salary											$ 300,000
Joe Dahan | Modified merger agreement
Related party transactions
Contingent consideration expense										$ 8,732,000
Aggregate fixed amount payable through weekly installments				$ 9,168,000
Joe Dahan | Maximum
Related party transactions
Period for severance payment											1 year
Albert Dahan
Related party transactions
Commission for purchase orders											$ 0	453,000	573,000
Royalty income recognized											504,000	$ 612,000	$ 296,000
Ambre Dahan
Related party transactions
Amount paid per annum on a bi-weekly basis under the consulting arrangement									$ 175,000
Amount paid under the consulting arrangement											$ 175,000
Marc Crossman
Related party transactions
Initial term of employment							2 years
Period for automatic renewal of the term of the employment		2 years			2 years	2 years
Advance notice period required for non-renewal of employment agreement prior to the end of the term or upon occurrence of a change in control											180 days
Annual salary											$ 429,300
Annual discretionary bonus as a percentage of base salary											50.00%
Marc Crossman | Maximum
Related party transactions
Period for severance payment											2 years
Peter Kim
Related party transactions
Initial term of employment			3 years
Annual salary											$ 500,000
Annual discretionary bonus as a percentage of base salary											50.00%
Peter Kim | Maximum
Related party transactions
Period for severance payment											1 year
Subsequent event | Marc Crossman
Related party transactions
Agreement term	12 months
Monthly payment	$ 35,775.00
Number of restricted shares issued	600,000